ACQUISITIONS AND DISPOSITIONS - Acquisition (Details) $ in Millions	Feb. 14, 2018 USD ($) item	Jan. 31, 2019 USD ($)	Jan. 30, 2019 USD ($)	Mar. 31, 2018	Feb. 02, 2018 USD ($)	Dec. 31, 2017
Brazil | Acquisition
Acquisitions
Number of hydroelectric power plants acquired | item	2
Purchase price	$ 257.0
Phase 7 concessions | MDO
Acquisitions
Percentage of equity interest						50.00%
SDCA | Phase 7 concessions
Acquisitions
Percentage of equity interest						50.00%
SDCA | Phase 7 concessions | MDO | Acquisition
Acquisitions
Purchase price					$ 65.0
SDCA | Phase 7 concessions | MDO | Forecast | Acquisition
Acquisitions
Percentage of equity interest				100.00%
Purchase price		$ 30.0	$ 35.0